Summary of significant accounting policies (Tables)	12 Months Ended
May 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives
Useful life
Transportation equipment	4 years
Charging stations	5 years
Furniture and fixtures	5 years
Office equipment	3 years